RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Loan to:	¥ 142,895	$ 22,424	¥ 0	¥ 35,591
Interest income from:	3,447	541	127	206
Loan from:	24,432	3,834	199,000	0
Interest expense to:	13,532	2,124	41,918	151
Repayment to:	80,886	12,693	272,640	37,284
Repayment from:	2,430	381	1,485	27,485
Management service income from:	0	0	0	5,081
Tianjin Jiatai [Member]
Related Party Transaction [Line Items]
Loan to:	0	0	0	5,949
Repayment to:	0	0	0	34,540
JYADK
Related Party Transaction [Line Items]
Loan to:	142,895	22,424	0	0
Interest income from:	650	102	127	206
Repayment from:	2,430	381	1,485	1,485
SH MZJH [Member]
Related Party Transaction [Line Items]
Loan to:	0	0	0	28,002
Repayment from:	0	0	0	26,000
Management service income from:	0	0	0	5,081
Shanghai Huifu Technology Limited [Member]
Related Party Transaction [Line Items]
Repayment to:	0	0	0	1,715
Wuxi MZJH [Member]
Related Party Transaction [Line Items]
Loan to:	0	0	0	1,640
SH Rongchi [Member]
Related Party Transaction [Line Items]
Repayment to:	0	0	0	1,029
Cherrylane Investment Limited [Member]
Related Party Transaction [Line Items]
Loan from:	15,932	2,500	0	0
Interest expense to:	554	87	587	151
Repayment to:	3,824	600	0	0
Zhejiang Marine Leasing Ltd
Related Party Transaction [Line Items]
Loan from:	8,500	1,334	199,000	0
Interest expense to:	12,978	2,037	41,331	0
Repayment to:	77,062	12,093	272,640	0
Guangdong Proton International Hospital Management Co., Ltd
Related Party Transaction [Line Items]
Interest income from:	¥ 2,797	$ 439	¥ 0	¥ 0